Premises and Equipment - Components of Premises and Equipment (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	$ 18,509	$ 19,552
Accumulated depreciation	9,760	11,343
Premises and equipment, net	8,749	8,209
Land and Improvements [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	1,607	1,559
Buildings and Improvements [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	10,365	9,702
Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	6,346	8,031
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Premises and equipment, gross	$ 191	$ 260